INCOME TAX EXPENSE INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2019
Income Tax [Abstract]
Schedule of components of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Current	$103	$96	$233	$229
Deferred	(62)	20	(25)	88
	$41	$116	$208	$317